UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment |_|; Amendment Number:
    This Amendment (check one only):        |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Carlyle-Blue Wave Partners Management, LP
Address:          1177 Avenue of the Americas, 16th Floor
                  New York, New York 10036


Form 13F File Number:  28- 12763__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ralph Reynolds
Title:            Chief Investment Officer
Phone:            212-938-2500

Signature, Place and Date of Signing:

/s/ Ralph Reynolds         New York, New York           October 31, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:   0
                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.               Form 13F File Number                        Name

                           FORM 13F INFORMATION TABLE


                                                    COLUMN 4              COLUMN 5           COLUMN 6      COLUMN 7     COLUMN 8
     COLUMN 1          COLUMN 2       COLUMN 3       VALUE        SHRS OR    SH/    PUT/    INVESTMENT      OTHER        VOTING
   ISSUER NAME       CLASS TITLE       CUSIP        (x$1000)      PRN AMT   PRN    CALL     DISCRETION     MANAGERS    AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
- none -                N/A            N/A            N/A          N/A      N/A     N/A          N/A          N/A            N/A